Discontinued Operations and Disposal Group - Schedule of Reconciliation of Gain on Sale of Subsidiary (Detail) - USD ($)			12 Months Ended
	Oct. 23, 2017	Aug. 11, 2017	Mar. 31, 2018	Mar. 25, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable				$ 11,007,000
Inventory				66,175,000
Property and equipment				9,076,000
Intangible assets				298,000
Other assets				183,000
Deferred income tax asset				5,303,000
Other long-term liabilities				(2,290,000)
Total assets				$ 92,822,000
Gain on disposal, net of taxes of nil			$ 29,882,000
Mayors Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds on disposal	$ 106,756,000
Legal and professional fees incurred as a result of the Aurum Transaction	(2,893,000)	$ 2,900
Cash	2,438,000
Accounts receivable	12,421,000
Inventory	70,469,000
Prepaid expenses	878,000
Property and equipment	8,839,000
Intangible assets	271,000
Other assets	193,000
Deferred income tax asset	5,303,000
Accounts payable	(21,518,000)
Accrued expenses	(2,809,000)
Long-term debt	(263,000)
Other long-term liabilities	(2,241,000)
Total assets	73,981,000
Gain on disposal, net of taxes of nil	$ 29,882,000